Stockholders’ Equity/Members’ Equity (Details) - Schedule of the outstanding warrants - shares	Mar. 31, 2022	Dec. 31, 2021
Stockholders’ Equity/Members’ Equity (Details) - Schedule of the outstanding warrants [Line Items]
Number of Warrants Outstanding	23,673	21,780
Public Warrants [Member]
Stockholders’ Equity/Members’ Equity (Details) - Schedule of the outstanding warrants [Line Items]
Number of Warrants Outstanding	17,250	17,250
Private Warrants [Member]
Stockholders’ Equity/Members’ Equity (Details) - Schedule of the outstanding warrants [Line Items]
Number of Warrants Outstanding	3,873	1,980
Lender Warrants [Member]
Stockholders’ Equity/Members’ Equity (Details) - Schedule of the outstanding warrants [Line Items]
Number of Warrants Outstanding	2,550	2,550